Unitholders' Capital / Capitalization (Details) (USD $)	0 Months Ended			0 Months Ended	1 Months Ended								12 Months Ended				0 Months Ended		1 Months Ended
	Oct. 17, 2012	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]	Feb. 15, 2013 Linn Energy, LLC [Member]	Jan. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Sep. 30, 2011 Linn Energy, LLC [Member]	Aug. 31, 2011 Linn Energy, LLC [Member]	Mar. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]	Mar. 31, 2010 Linn Energy, LLC [Member]	Oct. 31, 2008 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]	Jan. 24, 2013 Linn Energy, LLC [Member]	Feb. 15, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Oct. 17, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Nov. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Jan. 24, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Apr. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]
LinnCo Initial Public Offering [Abstract]
Inital public offering, shares issued (in shares)	34,787,500																	34,787,500
Inital public offering, price per share (in usd per share)	$ 36.50																	$ 36.50
Initial public offering, price per share, net (in usd per share)	$ 34.858																	$ 34.858
Initial public offering, proceeds	$ 1,200,000,000																	$ 1,200,000,000
Public offering underwriting discount and offering expenses					28,000,000				26,000,000	17,000,000	17,000,000							57,000,000
Units of LINN Energy acquired	34,787,500																	34,787,500
Public Offering of Units [Abstract]
Public offering units sold					19,550,000				16,726,067	11,500,000	17,250,000
Public offering price per unit					$ 35.95				$ 38.80	$ 35.92	$ 25.00
Public offering price per unit, net of underwriting discount					$ 34.512				$ 37.248	$ 34.48	$ 24.00
Public offering net proceeds					674,000,000				623,000,000	396,000,000	414,000,000
Public offering underwriting discount and offering expenses					28,000,000				26,000,000	17,000,000	17,000,000							57,000,000
Equity Distribution Agreement [Abstract]
Equity distribution agreement maximum value								500,000,000
Equity distribution agreement professional service expenses					700,000	139,000		423,000
Equity distribution agreement units sold					1,539,651	772,104	16,060
Equity distribution agreement price per unit sold					$ 38.02	$ 38.03	$ 38.25
Equity distribution agreement net proceeds					57,000,000	29,000,000	602,000
Equity Distribution Agreement Commissions And Professional Service Expenses					1,000,000	587,000	12,000
Equity distribution agreement remaining balance													411,000,000
Unit Repurchase Plan [Abstract]
Authorized repurchase value of units												100,000,000
Units repurchased during the period (in units)													0	529,734	486,700
Average unit price of units repurchased (in dollars per unit)														$ 32.76	$ 23.79
Total cost of units repurchased														17,000,000	12,000,000
Remaining balance of units under unit repurchase program													56,000,000
Other Issuance and Cancellation of Units [Abstract]
Units purchased related to minimum withholding tax due under equity compensation plan (in units)													0	0	9,055
Total cost of units purchased related to minimum withholding tax due under equity compensation plan															300,000
Distributions [Abstract]
Per unit cash dividend paid (in dollars per unit)																$ 0.725				$ 0.725
Distribution paid during period				170,000,000													25,000,000		25,000,000
Capitalization [Abstract]
Number of classes of interests		2
Ownership percentage of voting shares held by LINN Energy			100.00%
Value of common shares outstanding		1,200,000,000
Capital contributed by LINN for share purchase		$ 1,000	$ 1,000																		$ 1,000